Transactions with Related Parties - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Accrued liabilities	$ 327	$ 125
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Accrued liabilities	$ 0	$ 68